Share Capital (Details 4) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of continuing involvement in derecognised financial assets [abstract]
Warrants outstanding at December 31,	11,755,354	36,204,889	36,356,139
Warrants issued	1,508,121	0	250,000
Warrants exercised	0	0	0
Warrants expired	(11,755,354)	(24,449,535)	(401,250)
Warrants outstanding at December 31,	1,508,121	11,755,354	36,204,889